Leases (Details) - 12 months ended Oct. 31, 2022 - 2021 Lease [Member]	USD ($)	ILS (₪)
Leases (Details) [Line Items]
Extend lease description	The Company, Scisparc and the third party have an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month ($4,464) during the term of the 2021 Lease.	The Company, Scisparc and the third party have an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month ($4,464) during the term of the 2021 Lease.
Estimated incremental borrowing percentage	20.00%	20.00%
Rent increased	$ 7,382	₪ 18,200